Annual Total Returns - Franklin U.S. Government Securities VIP Fund [BarChart] - FTVIP Class 1-59 - Franklin U.S. Government Securities VIP Fund - Class 1	Oct. 01, 2020
Bar Chart Table:
Annual Return 2010	5.56%
Annual Return 2011	5.96%
Annual Return 2012	2.12%
Annual Return 2013	(1.99%)
Annual Return 2014	3.64%
Annual Return 2015	0.71%
Annual Return 2016	0.90%
Annual Return 2017	1.66%
Annual Return 2018	0.60%
Annual Return 2019	5.47%